CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		6 Months Ended			12 Months Ended
		Dec. 31, 2018		Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Contract revenues		$ 469
Revenues		541
Operating expenses
Depreciation		(236)
Amortization of intangibles		(58)
General and administrative expenses	[1]	(62)
Total operating expenses		(737)
Other operating items
Impairment of long lived assets		0
Loss on disposals	[1]	0
Other operating income		21
Total other operating items		21
Operating (loss)/income		(175)
Financial and other non-operating items
Interest income	[1]	40
Interest expense	[1]	(261)
Loss on impairment of investments		0
Share in results from associated companies (net of tax)		(90)
(Loss)/gain on derivative financial instruments	[1]	(31)
Gain on debt extinguishment		0			$ 19
Foreign exchange (loss)/gain		(4)
Loss on marketable securities		(64)
Reorganization items, net		(9)
Other financial and non-operating items	[1]	(3)
Total financial and other non-operating items		(422)
(Loss)/income before income taxes		(597)
Income tax expense		(8)
Net loss		(605)
Net loss attributable to the parent		(602)
Net (loss)/gain attributable to the non-controlling interest		(2)		$ (160)
Net (loss)/gain attributable to the redeemable non-controlling interest		$ (1)		(150)
Basic loss per share (in dollars per share)		$ (6.02)
Diluted loss per share (in dollars per share)		$ (6.02)
Reimbursable revenues/ expenses
Operating revenues
Revenues		$ 26
Operating expenses
Expenses		(24)
Other revenues
Operating revenues
Revenues		46	[1]	72	162	$ 253
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (357)
Predecessor
Operating revenues
Contract revenues				619	1,888	2,850
Revenues				712	2,088	3,169
Operating expenses
Depreciation				(391)	(798)	(810)
Amortization of intangibles				0	0	0
General and administrative expenses	[1]			(100)	(277)	(234)
Total operating expenses				(918)	(1,902)	(2,120)
Other operating items
Impairment of long lived assets				(414)	(696)	(44)
Loss on disposals	[1]			0	(245)	0
Other operating income				7	27	21
Total other operating items				(407)	(914)	(23)
Operating (loss)/income				(613)	(728)	1,026
Financial and other non-operating items
Interest income	[1]			19	60	66
Interest expense	[1]			(38)	(285)	(412)
Loss on impairment of investments				0	(841)	(895)
Share in results from associated companies (net of tax)				149	174	283
(Loss)/gain on derivative financial instruments	[1]			(4)	11	(74)
Gain on debt extinguishment				0	19	47
Foreign exchange (loss)/gain				0	(65)	18
Loss on marketable securities				(3)	0	0
Reorganization items, net				(3,365)	(1,337)	0
Other financial and non-operating items	[1]			0	(44)	(15)
Total financial and other non-operating items				(3,242)	(2,308)	(982)
(Loss)/income before income taxes				(3,855)	(3,036)	44
Income tax expense				(30)	(66)	(199)
Net loss				(3,885)	(3,102)	(155)
Net loss attributable to the parent				(3,881)	(2,973)	(181)
Net (loss)/gain attributable to the non-controlling interest				(6)	(129)	26
Net (loss)/gain attributable to the redeemable non-controlling interest				$ 2	$ 0	$ 0
Basic loss per share (in dollars per share)				$ (7.71)	$ (5.89)	$ (0.36)
Diluted loss per share (in dollars per share)				$ (7.71)	$ (5.89)	$ (0.36)
Predecessor | Reimbursable revenues/ expenses
Operating revenues
Revenues				$ 21	$ 38	$ 66
Operating expenses
Expenses				(20)	(35)	(61)
Predecessor | Other revenues
Operating revenues
Revenues	[1]			72	162	253
Predecessor | Vessel and rig operating expenses
Operating expenses
Expenses	[1]			$ (407)	$ (792)	$ (1,015)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".